         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT V
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

      SUPPLEMENT DATED MARCH 19, 2009 TO PROSPECTUSES DATED APRIL 28, 2008,
                        JUNE 16, 2008 OR AUGUST 18, 2008

This Supplement is intended to supplement prospectuses dated April 28, 2008, June 16, 2008 or August 18, 2008, describing certain variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) ("JHUSA"), John Hancock Life Insurance Company of New York ("JHNY"), John Hancock Life Insurance Company ("JHLICO") or John Hancock Variable Life Insurance Company ("JHVLICO"). We call each of these prospectuses an "Annuity Prospectus." The Annuity Prospectuses bear the title of one or more of the following variable annuity contracts:

                           Venture(R) Variable Annuity
                           Wealthmark Variable Annuity
                         Venture III(R) Variable Annuity
                         Wealthmark ML3 Variable Annuity
                       Venture Vantage(R) Variable Annuity
                       Venture Vision(R) Variable Annuity
                 Venture Opportunity(R) A Share Variable Annuity
                 Venture Opportunity(R) B Share Variable Annuity
                      Venture Strategy(R) Variable Annuity
                          Accommodator Variable Annuity
                       Accommodator 2000 Variable Annuity
                          Declaration Variable Annuity
                          Independence Variable Annuity
                       Independence 2000 Variable Annuity
                     Independence Preferred Variable Annuity
                            Patriot Variable Annuity
                       Revolution Access Variable Annuity
                        Revolution Extra Variable Annuity
                        Revolution Value Variable Annuity
                      Revolution Value II Variable Annuity
                         Wealth Builder Variable Annuity
                         GIFL Rollover Variable Annuity

You should read this Supplement together with the Annuity Prospectus for the Contract you purchase(d), and retain both documents for future reference. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center: JHUSA at 1-800-344-1029; JHNY at 1-800-551-2078; or JHLICO and JHVLICO at 1-800- 824-0335 to request a free copy. You may also visit our websites at www.jhannuities.com or www.jhannuitiesnewyork.com.

CHANGE IN OUR MOODY'S RATING

Effective March 18, 2009, Moody's Investors Service, Inc. changed our rating from Aa1 (2nd of 21 categories and sub-categories) to Aa3 (4th of 21 categories and sub-categories). We have amended and restated our disclosure by replacing the ratings table that appears in the "General Information about Us, the Separate Account(s) and the Portfolios" section of your Annuity Prospectus with the following table:

AA+                 Very strong financial security characteristics; 2nd of 21
Standard & Poor's   categories and sub-categories

A++                 Superior ability to meet ongoing obligations to
A.M. Best           policyholders; 1st of 16 categories and sub-categories

AA                  Very strong capacity to meet policyholder and contract
Fitch               obligations; 3rd of 24 categories and sub-categories

Aa3                 Excellent in financial strength; 4th of 21 categories and
Moody's             sub-categories

These ratings are current as of the date of this Supplement and are subject to change.

1303161:0309     333-70728    333-70864    333-83558    333-146699    033-82646
                 333-70850    333-146591   333-138846   333-81103     033-82648
                 333-71072    333-146698   333-61283    002-38827     033-64947
                 333-71074    333-149421   033-46217    033-34813     333-84769
                 333-70730    033-79112    333-146590   033-15672     333-84767
                                                                      333-81127